Income Tax (Details) - Schedule of Deferred Tax Assets or Liabilities as a result of Temporary differences and Loss Carryforwards - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Balance beginning, Provisions		$ 29,905
Balance beginning, Employee share options
Balance beginning, Unrealized exchange loss
Balance beginning, Tax losses carryforward
Balance beginning, Deferred tax assets	$ 29,905	29,905
Balance ending, Deferred tax assets	970,201	29,905
Deferred tax liabilities:
Balance beginning, Prepayment of pension		(62,036)
Balance beginning, Unrealized exchange gain		(86,147)
Balance beginning, Deferred tax liabilities	(148,183)	(148,183)
Balance beginning, Total		118,278
Income Tax [Member]
Deferred tax assets:
Balance beginning, Provisions	29,905	51,664
Recognized in profit or loss, Provisions	876,300	(17,168)
Translation differences, Provisions	13,428	(4,591)
Balance ending, Provisions	919,633	29,905
Balance beginning, Employee share options		179,549
Recognized in profit or loss, Employee share options		(166,750)
Translation differences, Employee share options		(12,799)
Balance beginning, Unrealized exchange loss		116,315
Recognized in profit or loss, Unrealized exchange loss	49,807	(108,025)
Translation differences, Unrealized exchange loss	761	(8,290)
Balance ending, Unrealized exchange loss	50,568
Balance beginning, Tax losses carryforward		62,675
Recognized in profit or loss, Tax losses carryforward		(58,208)
Translation differences, Tax losses carryforward		(4,467)
Balance beginning, Deferred tax assets	29,905	410,203
Recognized in profit or loss, Deferred tax assets	926,107	(350,151)
Translation differences, Deferred tax assets	14,189	(30,147)
Balance ending, Deferred tax assets	970,201	29,905
Deferred tax liabilities:
Balance beginning, Prepayment of pension	(62,036)	(68,151)
Recognized in profit or loss, Prepayment of pension	2,288	(627)
Translation differences, Prepayment of pension	(59)	6,742
Balance ending, Prepayment of pension	(59,807)	(62,036)
Balance beginning, Unrealized exchange gain	(86,147)	(10,251)
Recognized in profit or loss, Unrealized exchange gain	84,980	(79,245)
Translation differences, Unrealized exchange gain	1,167	3,349
Balance ending, Unrealized exchange gain		(86,147)
Balance beginning, Deferred tax liabilities	(148,183)	(78,402)
Recognized in profit or loss, Deferred tax liabilities	87,268	(79,872)
Translation differences, Deferred tax liabilities	1,108	10,091
Balance ending, Deferred tax liabilities	(59,807)
Balance beginning, Total	(118,278)	331,801
Recognized in profit or loss, Total	1,013,375	(430,023)
Translation differences, Total	15,297	(20,056)
Balance ending, Total	$ 910,394	$ (118,278)